Loans Receivable (Details)	1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2022 CNY (¥)	Apr. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 KHR (៛)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)
Loans Receivable (Details) [Line Items]
Collected amount | ¥								¥ 5,000,000
Total amount						$ 2,660,668
Borrower A [Member]
Loans Receivable (Details) [Line Items]
Loans amount						1,038,631	¥ 6,700,000
Collected amount						775,098
Borrower A [Member] | Subsequent Event [Member]
Loans Receivable (Details) [Line Items]
Outstanding balance			$ 266,767
Additional interest-free loans	$ 600,000,000,000			$ 630,000,000,000	៛ 4,000,000
Borrower B [Member]
Loans Receivable (Details) [Line Items]
Loans amount						197,470	1,273,840
Borrower B [Member] | Subsequent Event [Member]
Loans Receivable (Details) [Line Items]
Outstanding balance			199,893
Additional interest-free loans | ¥		¥ 90,000,000,000
Borrower C [Member]
Loans Receivable (Details) [Line Items]
Loans amount						399,110	¥ 2,574,580
Borrower C [Member] | Subsequent Event [Member]
Loans Receivable (Details) [Line Items]
Outstanding balance			$ 404,008
Additional interest-free loans	$ 90,000,000,000
Borrower D [Member]
Loans Receivable (Details) [Line Items]
Loans amount						1,890,000
Collected amount						300,000
Borrower E [Member]
Loans Receivable (Details) [Line Items]
Loans amount						$ 200,000
Borrower E [Member] | Subsequent Event [Member]
Loans Receivable (Details) [Line Items]
Additional interest-free loans				$ 200,000,000,000